Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Loans Receivable [Abstract]
Bank's total loans receivable

	2012	2011
HELD FOR INVESTMENT
Mortgage loans:
Permanent loans on:
Residential properties	$331,310	329,715
Business properties	321,559	409,737
Partially guaranteed by VA or insured by FHA	3,950	3,947
Construction and development	110,718	181,663

Total mortgage loans	767,537	925,062
Commercial loans	17,570	80,937
Installment loans and lease financing to individuals	7,753	9,028

Total loans receivable held for investment	792,860	1,015,027
Less:
Undisbursed loan funds	(21,014)	(20,944)
Unearned discounts and fees on loans, net of deferred costs	(5,245)	(6,683)

Net loans receivable held for investment	$766,601	987,400

	2012	2011
HELD FOR SALE
Mortgage loans:
Permanent loans on:
Residential properties	$163,834	115,434

Activity in the allowance for losses on loans

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Allowance for loan losses:
Balance at October 1, 2011	$6,663	12	13,201	41,863	7,682	845	70,266
Provision for loan losses	5,318	(16)	7,291	1,990	(4,600)	517	10,500
Losses charged off	(5,329)	0	(15,122)	(27,966)	(2,569)	(699)	(51,685)
Recoveries	289	4	1,716	703	0	36	2,748

Balance at September 30, 2012	$6,941	0	7,086	16,590	513	699	31,829

Balance at October 1, 2010	$4,427	10	6,708	19,018	1,015	1,138	32,316
Provision for loan losses	4,076	2	8,679	29,682	6,758	197	49,394
Losses charged off	(1,840)	0	(2,186)	(7,164)	(91)	(499)	(11,780)
Recoveries	0	0	0	327	0	9	336

Balance at September 30, 2011	$6,663	12	13,201	41,863	7,682	845	70,266

Balance at October 1, 2009	$3,680	0	8,936	6,272	1,123	688	20,699
Provision for loan losses	4,117	10	(505)	26,185	65	628	30,500
Losses charged off	(3,371)	0	(1,723)	(13,439)	(173)	(178)	(18,884)
Recoveries	1	0	0	0	0	0	1

Balance at September 30, 2010	$4,427	10	6,708	19,018	1,015	1,138	32,316

Allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Allowance for loan losses:
Ending balance of allowance for loan losses related to loans:
Individually evaluated for impairment	$975	0	7	42	0	0	1,024

Collectively evaluated for impairment	$5,966	0	7,079	16,548	513	699	30,805

Acquired with deteriorated credit quality	$0	0	0	0	0	0	0

Loans:
Balance at September 30, 2012	$332,320	163,834	319,272	89,689	17,567	7,753	930,435

Ending balance:
Loans individually evaluated for impairment	$18,440	0	24,895	42,267	0	69	85,671

Loans collectively evaluated for impairment	$310,635	163,834	294,377	47,422	17,567	7,684	841,519

Loans acquired with Deteriorated credit quality	$3,245	0	0	0	0	0	3,245

The following table presents the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method at September 30, 2011. Dollar amounts are expressed in thousands.

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Allowance for loan losses:
Ending balance of allowance for loan losses related to loans:
Individually evaluated for impairment	$1,498	12	4,871	28,031	4,038	640	39,090

Collectively evaluated for impairment	$5,165	0	8,330	13,832	3,644	205	31,176

Acquired with deteriorated credit quality	$0	0	0	0	0	0	0

Loans:
Balance at September 30, 2011	$330,077	115,434	405,745	162,021	80,555	9,002	1,102,834

Ending balance:
Loans individually evaluated for impairment	$11,124	12	21,653	108,355	8,714	702	150,560

Loans collectively evaluated for impairment	$316,437	115,422	384,092	53,666	71,841	8,300	949,758

Loans acquired with Deteriorated credit quality	$2,516	0	0	0	0	0	2,516

Loan portfolio based on risk rating

Each quarter, management reviews the problem loans in its portfolio to determine whether changes to the asset classifications or allowances are needed. The following table presents the credit risk profile of the Company’s loan portfolio based on risk rating category as of September 30, 2012. Dollar amounts are expressed in thousands.

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Rating:
Pass	$283,771	163,834	256,158	14,370	1,318	7,621	727,072
Pass – Watch	11,076	0	28,439	19,054	0	0	58,569
Special Mention	4,689	0	323	0	0	0	5,012
Substandard	32,011	0	34,352	56,261	16,249	132	139,005
Doubtful	773	0	0	4	0	0	777
Loss	0	0	0	0	0	0	0

Total	$332,320	163,834	319,272	89,689	17,567	7,753	930,435

The following table presents the credit risk profile of the Company’s loan portfolio based on risk rating category as of September 30, 2011. Dollar amounts are expressed in thousands.

		Residential	Commercial
		Held For	Real	Construction &
	Residential	Sale	Estate	Development	Commercial	Installment	Total
Rating:
Pass	$312,206	115,422	351,132	28,668	48,822	8,237	864,487
Pass – Watch	2,325	0	12,864	16,187	0	0	31,376
Special Mention	1,268	0	10,810	353	23,020	31	35,482
Substandard	12,780	0	26,068	88,782	4,675	94	132,399
Doubtful	0	0	0	0	0	0	0
Loss	1,498	12	4,871	28,031	4,038	640	39,090

Total	$330,077	115,434	405,745	162,021	80,555	9,002	1,102,834

Loan portfolio aging analysis

The following table presents the Company’s loan portfolio aging analysis as of September 30, 2012. Dollar amounts are expressed in thousands.

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing
Residential	$1,727	1,439	16,430	19,596	312,724	332,320	5,183
Residential held for sale	0	0	0	0	163,834	163,834	0
Commercial real estate	217	714	6,082	7,013	312,259	319,272	0
Construction & development	567	633	5,487	6,687	83,002	89,689	1,931
Commercial	0	0	0	0	17,567	17,567	0
Installment	181	67	64	312	7,441	7,753	0

Total	$2,692	2,853	28,063	33,608	896,827	930,435	7,114

The following table presents the Company’s loan portfolio aging analysis as of September 30, 2011. Dollar amounts are expressed in thousands.

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days & Accruing
Residential	$3,678	1,875	10,407	15,960	314,117	330,077	0
Residential held for sale	0	1	1	2	115,432	115,434	0
Commercial real estate	4,013	0	5,671	9,684	396,061	405,745	0
Construction & development	0	259	17,056	17,315	144,706	162,021	0
Commercial	0	0	8,067	8,067	72,488	80,555	0
Installment	13	19	69	101	8,901	9,002	0

Total	$7,704	2,154	41,271	51,129	1,051,705	1,102,834	0

Company's nonaccrual loans

	2012	2011
Residential	$23,147	10,407
Residential held for sale	0	1
Commercial real estate	20,952	5,671
Construction & development	30,606	17,056
Commercial	0	8,067
Installment	62	69

Total	$74,767	41,271

Troubled debt restructurings

	2012	2011
Troubled debt restructurings:
Residential	$6,156	3,868
Residential held for sale	0	0
Commercial real estate	17,384	6,250
Construction & development	39,844	71,687
Commercial	0	0
Installment	0	0

Total	$63,384	81,805

Performing troubled debt restructurings:
Residential	$593	848
Residential held for sale	0	0
Commercial real estate	3,812	6,250
Construction & development	11,521	65,505
Commercial	0	0
Installment	0	0

Total	$15,926	72,603

Impaired loans including troubled debt restructurings

The following table presents impaired loans, including troubled debt restructurings, as of September 30, 2012. Dollar amounts are expressed in thousands.

		Unpaid		YTD Average	Interest
	Recorded	Principal	Specific	Investment in	Income
	Balance	Balance	Allowance	Impaired Loans	Recognized
Loans without a specific valuation allowance:
Residential	$16,849	19,394	0	18,252	776
Residential held for sale	0	0	0	0	0
Commercial real estate	21,574	30,652	0	24,961	1,796
Construction & development	40,633	45,873	0	46,820	2,658
Commercial	0	0	0	0	0
Installment	68	570	0	69	17

Loans with a specific valuation allowance:
Residential	$4,836	4,910	974	4,836	260
Residential held for sale	0	0	0	0	0
Commercial real estate	3,322	3,955	7	3,949	215
Construction & development	1,634	1,668	42	1,698	100
Commercial	0	0	0	0	0
Installment	0	0	0	0	0

Total:
Residential	$21,685	24,304	974	23,088	1,036
Residential held for sale	0	0	0	0	0
Commercial real estate	24,896	34,607	7	28,910	2,011
Construction & development	42,267	47,541	42	48,518	2,758
Commercial	0	0	0	0	0
Installment	68	570	0	69	17

The following table presents impaired loans, including troubled debt restructurings, as of September 30, 2011. Dollar amounts are expressed in thousands.

		Unpaid		YTD Average	Interest
	Recorded	Principal	Specific	Investment in	Income
	Balance	Balance	Allowance	Impaired Loans	Recognized
Loans without a specific valuation allowance:
Residential	$5,035	5,088	0	5,006	181
Residential held for sale	0	0	0	0	0
Commercial real estate	5,703	5,732	0	5,816	445
Construction & development	31,072	31,074	0	29,786	1,520
Commercial	0	0	0	0	0
Installment	0	0	0	0	0

Loans with a specific valuation allowance:
Residential	$4,591	6,188	1,498	5,299	198
Residential held for sale	0	12	12	11	0
Commercial real estate	11,079	15,985	4,871	13,525	663
Construction & development	49,252	77,322	28,031	58,272	3,413
Commercial	4,675	8,790	4,038	6,063	91
Installment	62	704	640	216	40

Total:
Residential	$9,626	11,276	1,498	10,305	379
Residential held for sale	0	12	12	11	0
Commercial real estate	16,782	21,717	4,871	19,341	1,108
Construction & development	80,324	108,396	28,031	88,058	4,933
Commercial	4,675	8,790	4,038	6,063	91
Installment	62	704	640	216	40

Schedule of location of real estate that secures loans in the Bank's mortgage loan portfolio

	2012
	Residential			Construction
	1-4	5 or more	Commercial	and
State	family	family	real estate	development	Total
Missouri	$132,459	17,319	41,306	56,437	247,521
Kansas	41,320	457	15,278	46,573	103,628
Texas	21,519	5,583	41,555	0	68,657
Colorado	5,035	1,595	37,510	0	44,140
California	20,719	0	7,784	0	28,503
Florida	14,459	0	7,313	1,751	23,523
Illinois	5,069	0	11,956	3,180	20,205
Georgia	4,226	847	12,742	0	17,815
Arizona	10,242	0	4,377	2,777	17,396
North Carolina	6,967	0	9,965	0	16,932
Ohio	2,865	0	13,749	0	16,614
Indiana	2,001	0	14,397	0	16,398
Washington	5,463	0	9,007	0	14,470
Other	62,916	4,348	64,471	0	131,735

	$335,260	30,149	291,410	110,718	767,537

	2011
	Residential			Construction
	1-4	5 or more	Commercial	and
State	Family	family	real estate	development	Total
Missouri	$135,518	35,918	47,953	70,646	290,035
Kansas	40,808	5,842	34,356	102,316	183,322
Texas	19,004	6,399	46,876	0	72,279
Colorado	5,452	1,686	40,717	0	47,855
California	19,122	0	7,017	0	26,139
Arizona	9,905	478	11,367	3,896	25,646
Oklahoma	2,880	3,862	18,604	0	25,346
Florida	14,212	872	7,470	2,482	25,036
Illinois	6,504	192	11,217	2,098	20,011
North Carolina	7,698	0	11,611	0	19,309
Ohio	3,159	0	13,691	0	16,850
Indiana	2,069	0	13,847	0	15,916
Washington	5,796	0	9,504	0	15,300
Other	67,508	4,582	69,703	225	142,018

	$339,635	59,831	343,933	181,663	925,062

Schedule of activity in the reserve related to representations and warranties

	2012	2011	2010
Balance at beginning of year	$3,535	2,157	1,063
Additions to reserve	2,022	2,754	1,848
Losses and penalties incurred	(290)	(1,376)	(754)

Balance at end of year	$5,267	3,535	2,157